PATENT APPLICATION AND INTELLECTUAL PROPERTY (Narrative) (Details)	3 Months Ended
	Oct. 31, 2012 USD ($)	Oct. 31, 2012
Patent Application And Intellectual Property 1	$ 10,000
Patent Application And Intellectual Property 2	150,000	150,000
Patent Application And Intellectual Property 3	$ 0.075
Patent Application And Intellectual Property 4	0.10	0.10